Balance Sheet Details	9 Months Ended
Sep. 30, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Balance Sheet Details

3. Balance Sheet Details

Prepaid and Other Current Assets

Prepaid and other current assets are comprised of the following (in thousands):

	December 31,		September 30, 2014
	2012	2013
			(unaudited)
Prepaid clinical trial costs	$500	$1,478	$1,054
Other	197	176	1,123

Total	$697	$1,654	$2,177

Property and Equipment, Net

Property and equipment, net consists of the following (in thousands):

	December 31,		September 30, 2014
	2012	2013
			(unaudited)
Laboratory equipment	$827	$908	$1,088
Manufacturing equipment	—	392	607
Computer equipment and software	102	93	114
Leasehold improvements	138	67	67
Office furniture	15	17	17

	1,082	1,477	1,893
Less: accumulated depreciation and amortization	(643)	(794)	(941)

Total	$439	$683	$952

Depreciation expense was $0.2 million and $0.3 million for the years ended December 31, 2012 and 2013, respectively. Depreciation expense was $0.2 million for each of the nine month periods ended September 30, 2013 and 2014.

Accrued Expenses

Accrued expenses consist of the following (in thousands):

	December 31,		September 30, 2014
	2012	2013
			(unaudited)
Accrued clinical trial costs	$197	$196	$1,892
Accrued other	118	188	594

Total	$315	$384	$2,486